Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Formation and operating costs	$ 246,600	$ 368,252	$ 1,649,106	$ 3,173,826
Loss from operations	246,600	368,252	1,649,106	3,173,826
Other expense/(income)
Interest expense	26,974	21,303	96,242	36,909
Income on Trust account	(78,971)	(653,885)	(1,578,042)	(3,843,271)
Net income/(loss)	$ (194,603)	$ 264,330	$ (167,306)	$ 632,536
Redeemable Ordinary Shares
Other expense/(income)
Basic weighted average ordinary shares outstanding (in Shares)	751,837	4,537,829	2,722,627	7,416,033
Diluted weighted average ordinary shares outstanding (in Shares)	751,837	4,537,829	2,722,627	7,416,033
Basic net income (loss) ordinary shares (in Dollars per share)	$ 0.07	$ 0.1	$ 0.32	$ 0.26
Diluted net income (loss) ordinary shares (in Dollars per share)	$ 0.07	$ 0.1	$ 0.32	$ 0.26
Non-redeemable Ordinary Shares
Other expense/(income)
Basic weighted average ordinary shares outstanding (in Shares)	2,572,500	2,572,500	2,572,500	2,572,500
Diluted weighted average ordinary shares outstanding (in Shares)	2,572,500	2,572,500	2,572,500	2,572,500
Basic net income (loss) ordinary shares (in Dollars per share)	$ (0.1)	$ (0.08)	$ (0.4)	$ (0.5)
Diluted net income (loss) ordinary shares (in Dollars per share)	$ (0.1)	$ (0.08)	$ (0.4)	$ (0.5)